Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Intrepid Select Fund | Investor Class
Prospectus:
Trading Symbol	ICMTX